Summary of Significant Accounting Policies (Policies)	9 Months Ended
Mar. 31, 2020
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the instructions to Form 10-Q and Article 8 of Regulation S-X. Certain footnotes and other financial information normally required by accounting principles generally accepted in the United States of America, or GAAP, have been condensed or omitted in accordance with such rules and regulations. In management's opinion, these condensed consolidated financial statements have been prepared on the same basis as our annual consolidated financial statements and notes thereto and include all adjustments, consisting of normal recurring items, considered necessary for the fair presentation. The operating results for the three and nine months ended March 31, 2020 are not necessarily indicative of the results that may be expected for the year ending June 30, 2020.

The condensed consolidated balance sheet for the year ended June 30, 2019 has been derived from our audited financial statements at that date but does not include all disclosures and financial information required by GAAP for complete financial statements. The information included in this quarterly report on Form 10-Q should be read in conjunction with our consolidated financial statements and notes thereto for the year ended June 30, 2019, which were included in our annual report on Form 10-K filed on September 23, 2019.

Principles of Consolidation

Principles of Consolidation

Our accompanying condensed consolidated financial statements include the accounts of Akerna, our wholly owned subsidiaries and those entities in which we otherwise have a controlling financial interest. All significant intercompany balances and transactions have been eliminated in consolidation.

We evaluate our ownership interests, contractual rights and other interests in entities to determine if the entities are variable interest entities, or VIEs, when we have a variable interest in those entities. Generally, a VIE is a legal entity in which the equity investors do not have the characteristics of a controlling financial interest or the equity investors lack sufficient equity at risk for the entity to finance its activities without additional subordinated financial support. These evaluations can be complex and involve judgment and the use of estimates and assumptions based on available historical information.

If we determine that we hold a variable interest in a VIE and we are the primary beneficiary of the VIE, we must consolidate the VIE in our financial statements. In determining whether we are the primary beneficiary of a VIE, we consider qualitative and quantitative factors, including, but not limited to: which activities most significantly impact the VIE's economic performance and which party controls such activities; the amount and characteristics of our investment; the obligation or likelihood for us or other investors to provide financial support; and the similarity with and significance to our business activities and the business activities of the other investors. Significant judgments related to these determinations include estimates about the current and future fair values and performance of these VIE's operations and general market conditions. We determine whether we are the primary beneficiary of a VIE upon our initial involvement with the VIE and reassess our status on an ongoing basis.

Use of Estimates

Use of Estimates

The preparation of our condensed consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts included in the financial statements and accompanying notes thereto. Actual results could differ materially from those estimates.

Accounts Receivable, Net

Accounts Receivable, Net

We maintain an allowance for doubtful accounts equal to the estimated uncollectible amounts based on our historical collection experience and review of the current status of trade accounts receivable. The allowance for doubtful accounts was $0.5 million as March 31, 2020 and $0.2 million as of June 30, 2019.

Concentrations of Credit Risk

Concentrations of Credit Risk

We grant credit in the normal course of business to our customers. We periodically perform credit analysis and monitor the financial condition of our customers to reduce credit risk.

During the three months ended March 31, 2020, one government customer accounted for 25% of total revenues. At March 31, 2020, the same government customer and one other government customer accounted for 24% and 16% of net accounts receivable, respectively. During the three months ended March 31, 2019, one government customer accounted for 33% of total revenues. At June 30, 2019, the same government customer and one other government customer accounted for 33% and 24% of net accounts receivable, respectively.

During the nine months ended March 31, 2020, one government customer accounted for 24% and one consulting customer accounted for 11% of total revenues. During the nine months ended March 31, 2019, two government customers accounted for 35% and 11% of total revenues, respectively.

Equity Method Investments

Equity Method Investments

We make strategic investments in privately held equity securities of companies who provide technology solutions that are complementary to ours. When we can exert significant influence over, but do not control, the investee's operations, through voting rights or representation on the investee's board of directors, we account for the investment using the equity method of accounting. We record our share in the investee's earnings in the consolidated statement of operations. We assess our investment for other-than-temporary impairment when events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable and recognize an impairment loss to adjust the investment to its then current fair value.

Intangible Assets Acquired through Business Combinations

Intangible Assets Acquired through Business Combinations

Intangible assets are amortized over their estimated useful lives. We evaluate the estimated remaining useful life of our intangible assets when events or changes in circumstances indicate an adjustment to the remaining amortization may be needed. We similarly evaluate the recoverability of these assets upon events or changes in circumstances indicate a potential impairment. Recoverability of these assets is measured by comparing the carrying amount of each asset to the future undiscounted cash flows the asset is expected to generate. If the undiscounted cash flows used in the test for recoverability are less than the carrying amount of these assets, the carrying amount of such assets is reduced to fair value There were no impairments of intangible assets during the nine months ended March 31, 2020 or 2019.

Goodwill Impairment Assessment

Goodwill Impairment Assessment

We evaluate and test the recoverability of our goodwill for impairment at least annually during the second quarter of each fiscal year or more often if circumstances indicate that goodwill may not be recoverable.

Business Combinations

Business Combinations

We use our best estimates and assumptions to assign fair value to the tangible and intangible assets acquired and liabilities assumed at the acquisition date. Our estimates are inherently uncertain and subject to refinement. During the measurement period, which may be up to one year from the acquisition date, we continue to collect information and reevaluate these estimates and assumptions quarterly and record any adjustments to our preliminary estimates to goodwill. Upon the conclusion of the measurement period or final determination of the fair value of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded in our condensed consolidated statement of operations.

In the event we acquire an entity with which we have a preexisting relationship, we will recognize a gain or loss to settle that relationship as of the acquisition date within the condensed consolidated statements of operations. In the event that we acquire an entity in which we previously held a noncontrolling interest, the difference between the fair value of the shares as of the date of the acquisition and the carrying value of our investment is recorded as a gain or loss in the condensed consolidated statement of operations.

Revenue Recognition

Revenue Recognition

We derive our revenues primarily from the following sources: software revenues, which are primarily comprised of subscription fees from government and commercial customers accessing our enterprise cloud computing services and from customers paying for additional support beyond the standard support that is included in the basic subscription fees; and consulting services provided to operators interested in integrating our platform into their respective operations, such services include: assessing compliance requirements, monitoring systems and readiness; assisting with the application process; and evaluating the operator's inspection readiness and business plan.

We commence revenue recognition when there is persuasive evidence of an arrangement, the service has been or is being provided to the customer, the collection of the fees is reasonably assured, and the amount of fees to be paid by the customer is fixed or determinable.

Software Revenue

Software revenue primarily consists of subscription revenue that is recognized ratably over the term of the contractual period, beginning when access to the applicable software is provided to the customer. We typically invoice customers at the beginning of the term, in multi-year, annual, quarterly, or monthly installments. When collection of fees occurs in advance of service delivery, revenue recognition is deferred until such services are delivered. Revenue for implementation fees is recognized ratably over the expected term of the agreement, including expected renewals.

We include service level commitments to customers warranting certain levels of uptime reliability and performance and permitting those customers to receive credits if those levels are not met. In addition, customer contracts often include: specific obligations that require us to maintain the availability of the customer's data through the service and that customer content is secured against unauthorized access or loss; and indemnity provisions whereby we indemnify customers from third-party claims asserted against them that result from our failure to maintain the availability of their content or securing the same from unauthorized access or loss. To date, we have not incurred any material costs as a result of such commitments. Any such credits or payments made to customers under these arrangements are recorded as a reduction of revenue.

Consulting Services Revenue

Consulting services revenue consists of contracts with fixed terms and fee structures based upon the volume and activity, or fixed price contracts for consulting and strategic services. When these services are not combined with subscription revenues as a single unit of account, as discussed below, these revenues are recognized as services are rendered and accepted by the customer.

Other Revenues

From time to time, we purchase equipment for resale to customers. Such equipment is generally drop-shipped to our customers. We recognize revenue as the products are delivered.

Cost of Revenue

Cost of revenue consists primarily of costs related to providing subscription and other services to our customers, including employee compensation and related expenses for datacenter operations, customer support and professional services personnel, payments to outside technology service providers, security services and other tools.

Deferred Revenue

Deferred revenue primarily consists of payments received in advance of revenue recognition from subscription services described above and is recognized as the revenue recognition criteria are met. The deferred revenue balance is influenced by several factors, including seasonality, the compounding effects of renewals, invoice duration, invoice timing, size and new business within the year.

Deferred revenue that will be recognized during the succeeding twelve-month period is recorded as deferred revenue, which is a current liability on the accompany condensed consolidated balance sheets.

Supplemental Information Regarding Noncash Investing and Financing Activities

Supplemental Information Regarding Noncash Investing and Financing Activities

During the nine months ended March 31, 2020, we acquired 80.4% of the outstanding equity interest in solo sciences inc., or Solo, in exchange for Akerna common stock valued at $17.6 million, please refer to Note 3 for additional information about the transaction and a schedule of the assets acquired and liabilities assumed in conjunction with this transaction.

Reclassifications	Reclassifications Certain prior year financial statement amounts have been reclassified for consistency with the current year presentation.
Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Financial Accounting Standards Board, or the FASB, has issued guidance to revise accounting for revenue from contracts with customers, which supersedes the revenue recognition requirements and industry-specific guidance currently in effect for us. The new revenue standard requires an entity to recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration the entity expects to be entitled to in exchange for those goods or services. The new revenue standard is effective for our fiscal 2020 annual reporting period and for interim periods thereafter. The new revenue standard allows for either full retrospective or modified retrospective adoption. We will adopt the new standard using the modified retrospective approach and anticipate that the timing of recognition of incremental costs of obtaining contracts will be the most significant change to our results of operations upon adoption.

The FASB has issued new guidance related to the accounting for leases. The new standard establishes a right-of-use model that requires a lessee to record a right-of-use asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the statement of operations. The new standard is effective for us in our fiscal year beginning in 2021. We are evaluating the impact of adoption of the new standard on our consolidated financial statements and do not anticipate a significant impact to our results of operations.

The FASB has issued guidance to introduce a new model for recognizing credit losses on financial instruments based on estimated current expected credit losses, or CECL. Under the new standard, an entity is required to estimate CECL on trade receivables at inception, based on historical information, current conditions, and reasonable and supportable forecasts. The new guidance is effective for us in our fiscal year beginning in 2023. We are evaluating the impact of adoption of the new standard on our consolidated financial statements.

The FASB has issued guidance related to the accounting for share-based compensation to nonemployees, which eliminates the separate accounting model for nonemployee share-based payment awards and generally requires companies to account for share-based payment transactions with nonemployees in the same way as share-based payment transactions with employees. Under the new guidance, nonemployee share-based payment transactions are measured at the grant-date fair value and are no longer remeasured at the then-current fair values at each reporting date until the share options have vested. The amended guidance is effective for our annual financial statements for the fiscal year beginning on July 1, 2020 and for interim periods beginning in the subsequent fiscal year. We do not anticipate the adoption of this guidance to have a significant effect on our results of operations.

The FASB has issued guidance regarding when internal-use software development costs should be capitalized or charged to expense. Depending upon on the nature of the costs and the project stage in which they are incurred. Capitalized development costs are subject to amortization and impairment guidance consistent with existing internal-use software development cost guidance. The guidance is applicable for us in our fiscal year beginning in 2023 with early adoption permitted, including adoption in an interim period. We are evaluating the impact of adoption of the new standard on our financial statements.

The FASB has issued guidance clarifying the interactions between various standards governing investments in equity securities. The new guidance addresses accounting for the transition into and out of the equity method and measurement of certain purchased options and forward contracts to acquire investments. The standard is effective for us for annual and interim periods in our fiscal year beginning in 2022, with early adoption permitted. Adoption of the standard requires changes to be made prospectively. We are evaluating the impact of adoption of the new standard on our consolidated financial statements.